Schedule of Transaction costs (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Transaction costs [abstract]
Acquisition of subsidiaries	$ 2,154,102	$ 0
Impairment of goodwill (Note 10)	5,160,741	0
Financing commissions	2,819,889	0
Transaction cost	$ 10,134,732	$ 0